Remuneration of Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of information about key management personnel [text block] [Abstract]
Schedule of remuneration of key management personnel
$’000	Year ended December 31,
	2020				2019				2018
Director	Directors’ fee	Bonus	Salary	Share based payments	Directors’ fee	Bonus	Salary	Share based payments	Directors’ fee	Salary
G. Cerrone (1)	170	13,588	-	155	102	182	-	296	124	-
R. Dalla-Favera	-	-	-	-	3	-	-	-	26	-
Willy Simon	49	-	-	31	48	-	-	-	51	-
Gregor MacRae	27	-	-	-	-	-	-	-	-	-
J Brancaccio	22	-	-	31	-	-	-	-	-	-
K. Shailubhai (2)	-	210	600	2,069	-	210	600	695	-	105
	268	13,798	600	2,286	153	392	600	991	201	105

Schedule of share options were granted to directors
	Year ended December 31,
	2020	2019	2018
	Number of options	Number of options	Number of options

G. Cerrone	1,800,000	-	550,000
K. Shailubhai	-	-	6,500,000
L. Zanbeletti	-	-	550,000
W.Simon	250,000	-	-
J. Brancaccio	250,000	-	-
	2,300,000	-	7,600,000